SCHEDULE OF OTHER LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other current liabilities
Vendor payables	¥ 266,850	¥ 101,204
Liabilities arising from repurchase agreements	90,014	994,249
Accrued consumption taxes	100,280	67,020
Miscellaneous deposits received from tenants to be remitted to other service providers	109,082	88,436
Rental deposits received from tenants to be remitted to property owners	340,317	309,809
Deposits held on behalf of voluntary partnerships	74,189	33,323
Current portion of deferred government grant	27,670
Other payables	38,614	9,457
Total other current liabilities	1,047,016	1,603,498
Other liabilities
Leasehold and guarantee deposits received from tenants	291,530	297,004
Deferred income tax liabilities, net	85,073	117,179
Long-term trade payables	17,956	3,254
Asset retirement obligations	24,376	30,919
Non-current portion of deferred government grant	115,293
Total other liabilities	¥ 534,228	¥ 448,356